DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,924	$ 3,553
Deferred tax liabilities	(4,667)	(4,561)
Net deferred tax assets/(liabilities)	(743)	(1,008)	$ (325)
Other property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	601	224
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	601	224	168
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(4,140)	(3,001)
Net deferred tax assets/(liabilities)	(4,140)	(3,001)	(931)
Inventory Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	679	776
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	679	776	105
Provision for taxes other than income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,424	1,414
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,424	1,414	558
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,025	1,026
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,025	1,026	1,030
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	195	113
Deferred tax liabilities	(527)	(1,560)
Net deferred tax assets/(liabilities)	$ (332)	$ (1,447)	$ (1,255)